Equity - Schedule of RSU Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Number of Shares
Non-vested beginning balance (in shares)	75,700
Non-vested ending balance (in shares)	9,250	75,700
Restricted stock units
Number of Shares
Non-vested beginning balance (in shares)	75,700	26,400
Restricted stock units granted (in shares)	0	140,000
Restricted stock units vested (in shares)	(36,000)	(4,950)
Restricted stock units forfeited (in shares)	(30,450)	(85,750)
Non-vested ending balance (in shares)		75,700
Weighted Average Grant Date Fair Value
Non-vested beginning balance (in dollars per share)	$ 21.1	$ 49.85
Restricted stock units granted (in dollars per share)	0	18.45
Restricted stock units vested (in dollars per share)	20.9	61
Restricted stock units forfeited (in dollars per share)	20.75	23.3
Non-vested ending balance (in dollars per share)	$ 22.95	$ 21.1